UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23059

CLOUGH FUNDS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

303.623.2577
(Registrant’s telephone number, including area code)

Sareena Khwaja-Dixon, Secretary
Clough Funds Trust
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Date of fiscal year end:     October 31

Date of reporting period:   November 1, 2016 – April 30, 2017

Item 1.	Report to Stockholders.

SEMI-ANNUAL

April 30, 2017

CLOUGH
CAPITAL PARTNERS L.P.

CLOUGH FUNDS TRUST
CLOUGH GLOBAL LONG/SHORT FUND

Clough Global Long/Short Fund	Table of Contents

Shareholder Letter	2
Portfolio Performance	3
Disclosure of Fund Expenses	6
Statement of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	16
Additional Information	26
Investment Advisory Agreement Approval	27

Clough Global Long/Short Fund	Shareholder Letter

April 30, 2017 (Unaudited)

Dear Shareholders:

For  the  six  month  period  ending  April  30th,  the  Clough  Global Long/Short Fund (the “Fund”) was up 7.3% for Class I. For the same period, the S&P 500 Index was up 13.3% and the HFRI Equity Hedge Index was up 6.8%. At a high level, the return profile of the Fund during the period could be characterized as benefitting from long exposure  across  sectors  and  regions,  with  the  corresponding observation  that  the  Fund’s  short  exposures  detracted  from performance across sectors and regions. Specifically, the long book contributed 13.0% to the Fund’s performance, while short positions detracted a total of 4.8% from returns. The rally in equities which was precipitated by the surprising outcome of the U.S. Presidential election  extended  across  geographic  borders  and  sector classifications. As a result, the Fund’s average net exposure for the period  of  66%  (long  exposure  minus  short  exposure)  created  a difficult relative comparison to its long-only benchmarks. The Fund was able to outperform the HFRI Equity Hedge Index, which is an index of other long/short funds, in the period.

From a sector perspective, the Fund benefitted from its overweight to the information technology, consumer discretionary, and financial sectors. The leading contributor to performance at a sector level was information  technology,  which  contributed  3.0%  to  performance, which can be largely attributed to our thematic investing around smartphone  innovation  and  pent-up  demand  for  Apple’s  next iPhone.  We  think  the  next  version  of  the  ubiquitous  phone  will deliver material functionality and form-factor improvements when compared  to  the  current  generation.  While  the  phone  is  not expected  to  be  released  until  the  end  of  calendar  2017,  the enthusiasm and build data-points are already influencing sentiment. As a result, the portfolio benefitted from direct exposure to Apple (AAPL), but also benefitted from the broader work we have done into  the  supply  chain  and  various  component  manufacturers. Included among these holdings were positions in Broadcom (AVGO), ON  Semiconductor  (ON),  Dialog  Semiconductor  (DLG),  Samsung (005930 KS) and Ulvac (6728 JP). We maintain our view that the suppliers into this smartphone cycle are likely to offer proprietary, high margin components, making them highly leveraged to unit production.

The consumer discretionary sector contributed 2.5% to performance during the period, with the largest benefit to performance coming from  our  positions  amongst  the  cable  companies,  e-commerce disruptors  as  well  as  several  homebuilder  stocks.  Financials contributed  2.1%  to  performance  as  the  prospects  for  elevated global growth, higher interest rates and reduced regulation on the heels of the recent U.S. presidential election caused several of our positions to re-rate higher. While we see potential for these entities to expand their book values, we are managing overall exposure to financials carefully as the abrupt stock price moves seem  to reflect an optimism that, while not unfounded, may take a little more time to manifest into income statements.

The sectors that detracted from performance in the period were industrials, energy, and a slight loss incurred by exposure to the  materials sector. Our perspective to hold short positions amongst industrial and aerospace companies at a time when much of the global  economy  is  shifting  from  a  commodity  and  construction driven cycle into a technology, consumption and services growth orientation has worked against us. We are managing this portion of the  book  with  a  perspective  that  fundamentals  appear  to  be peaking, if not deteriorating, but we are simultaneously aware of our downside protection bias in a market that has been difficult for shorting, so exposures have been monitored. The largest detractors among these short positions have been positions in Lufthansa (LHA GY),  Caterpillar  (CAT),  Boeing  (BA),  United  Rentals  (URI),  and National-Oilwell  Varco (NOV).

Geographically,  the  Fund  derived  5.3%  of  its  performance  from holdings within the United States. The next largest  contributor to performance  on  a  regional  basis  was  a  1.8%  contribution  from emerging markets. Within emerging markets, the Fund continues to hold positions in India and China that are exposed to an evolving consumption profile and higher growth rates.

While equity prices were broadly lifted during the six month period ending April 30th, we think opportunities to generate returns with the short portion of our portfolio are approaching. Central banks are now signaling that liquidity has peaked. The U.S. monetary base (the  combination  of  cash  and  bank  reserves)  has  been  declining  for months and the Federal Reserve is talking about actually shrinking its balance sheet. Our view is that the buoyancy of the major indexes has led to significant mispricing of many stocks and that will force markets to be more discriminating in future months. Once volatility and a wider dispersion of returns across sectors and geographies is re-introduced into the capital markets, it should provide a favorable backdrop  for  our  investing  style  which  is  fundamentally-driven, global in scope, and seeks to generate returns from both the long and short side of the equity markets.

Sincerely,

Charles I. Clough, Jr.	Vincent M. Lorusso, Jr.

2	www.cloughglobal.com

Clough Global Long/Short Fund	Portfolio Performance

April 30, 2017 (Unaudited)

Performance (as of April 30, 2017)

	1 Month	Quarter	6 Month	1 Year	Since Inception†
Class A - NAV*	1.41%	5.02%	7.15%	7.96%	-0.30%
Class A - MOP*	-4.20%	-0.79%	1.21%	2.03%	-2.70%
Class C - NAV*	1.32%	4.84%	6.75%	7.20%	-0.81%
Class C - CDSC*	0.32%	3.84%	5.75%	6.20%	-0.81%
Class I - NAV^	1.41%	5.10%	7.34%	8.38%	0.02%
S&P 500 Index(a)	1.03%	5.16%	13.32%	17.92%	8.77%
HFRI Equity Hedge Index(b)	0.73%	2.74%	6.83%	11.11%	3.90%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (855) 425-6844 or by visiting www.cloughglobal.com.

†
Fund’s commencement date is September 30, 2015. The performance data quoted for periods prior to September 30, 2015 is that of an unregistered investment fund (the “Predecessor Fund”) that was managed by the Adviser and was reorganized into the Fund as of the date the Fund commenced investment operations. The Predecessor Fund was not a registered mutual fund and therefore was not subject to the same investment and tax restrictions as the Fund. Performance information reflects all fees and expenses incurred by the Predecessor Fund, and has not been adjusted to reflect Fund expenses. If it had been so adjusted, the Predecessor Fund’s performance might have been higher or lower for a given period depending on the amount of such expenses incurred for any given period. The Predecessor Fund commenced operations on January 2, 2015.

*	Returns shown prior to 9/30/2015 are based on the returns of the Predecessor Fund adjusted to reflect 12b-1 fees and shareholder services fees, as applicable.

^	Returns shown prior to 9/30/2015 are based on the returns of the Predecessor Fund.

(a)	The Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Index performance does not reflect fund performance.

(b)
An index designed by Hedge Fund Research, Inc. to represent the performance of investment managers who maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed by such managers to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The HFRI family of indices reserves the right to revise historical performance data for a period of up to four months following the as of date. The performance shown was calculated using current, available data at the time of publication, but is subject to change outside of the control of the Fund and its affiliates.

Returns of less than 1 year are cumulative.

An investor cannot invest directly in an index.

Semi-Annual Report | April 30, 2017	3

Clough Global Long/Short Fund	Portfolio Performance & Allocation

April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. The historical performance prior to September 30, 2015 is that of the Predecessor Fund. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Long Holdings (as a % of Net Assets)*
TRI Pointe Group, Inc.	2.39%
Liberty Ventures - Series A	2.33%
IMAX Corp.	2.31%
Housing Development Finance Corp.	2.16%
Bank of America Corp.	2.05%
Citigroup, Inc.	1.94%
Alibaba Group Holding, Ltd. - Sponsored ADR	1.93%
Mahindra & Mahindra, Ltd.	1.75%
DR Horton, Inc.	1.70%
Larsen & Toubro, Ltd.	1.50%
Top Ten Holdings	20.06%

*	Holdings are subject to change

Sector Allocation**	Long Exposure % TNA	Short Exposure % TNA	Gross Exposure % TNA	Net Exposure % TNA
Consumer Discretionary	25.0%	-1.0%	26.0%	24.0%
Information Technology	19.2%	-3.8%	23.0%	15.4%
Health Care	15.0%	-3.2%	18.2%	11.8%
Financials	13.6%	-4.4%	18.2%	9.2%
Consumer Staples	5.0%	0.0%	5.0%	5.0%
Real Estate	2.9%	0.0%	2.9%	2.9%
Energy	2.2%	0.0%	2.2%	2.2%
Materials	0.7%	0.0%	0.7%	0.7%
Telecommunications Services	0.4%	0.0%	0.4%	0.4%
Industrials	3.3%	-3.1%	6.4%	0.2%
Total Investments	87.3%	-15.5%	102.8%	71.8%

4	www.cloughglobal.com

Clough Global Long/Short Fund	Portfolio Allocation

April 30, 2017 (Unaudited)

Country Allocation **	Long Exposure % TNA	Short Exposure % TNA	Gross Exposure % TNA	Net Exposure % TNA
United States	45.9%	-8.0%	53.9%	37.9%
India	9.6%	0.0%	9.6%	9.6%
Multinational	11.6%	-3.0%	14.6%	8.6%
China	6.0%	0.0%	6.0%	6.0%
Other Emerging Markets	5.6%	-1.2%	6.8%	4.4%
Europe	5.4%	-2.2%	7.6%	3.2%
Japan	2.7%	-1.1%	3.8%	1.6%
Other Developed Markets	0.5%	0.0%	0.5%	0.5%
Total Investments	87.3%	-15.5%	102.8%	71.8%

**
Allocation summaries and top ten long holdings calculated as percent of total net assets using market value of cash traded securities, notional value of derivative contracts and excluding short-term investments and futures.

Semi-Annual Report | April 30, 2017	5

Clough Global Long/Short Fund	Disclosure of Fund Expenses

April 30, 2017 (Unaudited)

Examples. As a shareholder of the Clough Global Long/Short Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees and sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2016 and held through April 30, 2017.

Actual Expenses. The first line of the table below provides information about actual account values  and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period November 1, 2016 – April 30, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table below is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expense Ratio(a)(b)	Expenses Paid During period 11/01/16 - 4/30/17(c)
Clough Global Long/Short Fund
Class A
Actual	$1,000.00	$1,071.50	2.24%	$11.51
Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	2.24%	$11.18
Class C
Actual	$1,000.00	$1,067.50	2.89%	$14.81
Hypothetical (5% return before expenses)	$1,000.00	$1,010.46	2.89%	$14.41
Class I
Actual	$1,000.00	$1,073.40	1.89%	$ 9.72
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	1.89%	$ 9.44

(a)	Expense ratio excluding interest expense and dividends paid on borrowed securities for the Clough Global Long/Short Fund is 1.95%, 2.60% and 1.60% for Class A, Class C and Class I respectively.
(b)	Annualized, based on the Fund's most recent fiscal half year expenses.
(c)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181)/365 (to reflect the half-year period).

6	www.cloughglobal.com

Clough Global Long/Short Fund	Statement of Investments

April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS 76.69%
Consumer Discretionary 21.91%
ANTA Sports Products, Ltd.	43,000	$120,790
Arezzo Industria e Comercio S.A.	16,600	175,568
Carter's, Inc.	1,750	161,070
The Children's Place, Inc.	600	68,880
DR Horton, Inc.(a)	12,360	406,520
IMAX Corp.(b)	18,160	553,880
International Meal Company Co., Alimentacao S.A.(b)	76,200	145,724
Lennar Corp. - Class A	5,119	258,510
Liberty Broadband Corp. - Class C(a)(b)	3,959	360,902
Liberty Ventures - Series A(a)(b)	10,371	558,478
Lions Gate Entertainment Corp. - Class A	8,150	213,286
Monro Muffler Brake, Inc.(a)	4,589	237,940
PulteGroup, Inc.	14,473	328,103
Service Corp. International	4,236	136,484
Sony Corp.	6,700	225,928
Toll Brothers, Inc.	7,400	266,326
TRI Pointe Group, Inc.(a)(b)	46,000	572,700
Vipshop Holdings, Ltd. - ADR(b)	20,700	287,109
Wayfair, Inc. - Class A(a)(b)	3,700	169,127
		5,247,325

Consumer Staples 2.65%
B&G Foods, Inc.	3,400	142,800
M Dias Branco S.A.	12,300	188,915
Prestige Brands Holdings, Inc.(b)	2,530	145,247
Raia Drogasil S.A.	7,500	158,811
		635,773

Energy 2.25%
Concho Resources, Inc.(b)	1,100	139,326
Parsley Energy, Inc. - Class A(b)	8,536	254,287
RSP Permian, Inc.(b)	3,800	144,590
		538,203
Financials 9.84%
Ares Capital Corp.(a)	14,000	246,400
Bank of America Corp.	21,050	491,307
Citigroup, Inc.(a)	7,849	464,033
Credit Acceptance Corp.(b)	1,373	279,062
First Republic Bank	1,700	157,182
Franklin Resources, Inc.	7,700	331,947
Solar Capital, Ltd.	10,300	234,943
Wells Fargo & Co.	2,800	150,752
		2,355,626
Health Care 15.02%
Alexion Pharmaceuticals, Inc.(b)	1,859	237,543
Align Technology, Inc.(b)	1,765	237,604
Biogen, Inc.(b)	618	167,608
BioMarin Pharmaceutical, Inc.(b)	2,536	243,050
Cardiome Pharma Corp.(b)	31,770	106,430
	Shares	Value
Health Care (continued)
Celgene Corp.(b)	1,647	$204,310
Clovis Oncology, Inc.(b)	3,335	193,063
CRISPR Therapeutics AG(b)	11,100	188,922
Dermira, Inc.(b)	10,800	367,848
Editas Medicine, Inc.(b)	5,600	105,560
Galapagos NV - Sponsored ADR(b)	1,883	163,557
GW Pharmaceuticals PLC - ADR(b)	1,471	174,652
Hologic, Inc.(b)	6,548	295,642
Intellia Therapeutics, Inc.(b)	10,800	157,356
Intrexon Corp.(b)	5,295	110,348
Merck & Co., Inc.	4,577	285,285
NxStage Medical, Inc.(b)	8,500	254,065
Vertex Pharmaceuticals, Inc.(b)	882	104,341
		3,597,184

Industrials 1.83%
AMERCO	300	112,338
Localiza Rent A Car S.A.	11,900	176,922
Rollins, Inc.(a)	3,824	148,486
		437,746

Information Technology 19.25%
Alibaba Group Holding, Ltd. - Sponsored ADR(b)	4,000	462,000
ams AG	1,900	122,211
Apple, Inc.(a)	2,500	359,125
Baidu, Inc. - Sponsored ADR(b)	1,824	328,739
Broadcom, Ltd.(a)	33	7,287
Cognizant Technology Solutions Corp. - Class A(b)	3,700	222,851
Dialog Semiconductor PLC(b)	3,939	184,288
Ellie Mae, Inc.(b)	1,900	193,344
LogMeIn, Inc.	2,300	259,900
Lumentum Holdings, Inc.(b)	4,000	171,000
MaxLinear, Inc.(b)	6,100	169,763
Nintendo Co., Ltd.	1,029	258,877
Orbotech, Ltd.(b)	8,884	292,550
PTC, Inc.(b)	1,100	59,455
Samsung Electronics Co., Ltd.	130	254,882
Tableau Software, Inc. - Class A(b)	2,300	123,464
Ulvac, Inc.	3,300	154,824
ViaSat, Inc.(a)(b)	3,500	224,105
Virtusa Corp.(b)	5,766	178,631
Western Digital Corp.	2,800	249,396
Yelp, Inc.(a)(b)	9,400	332,854
		4,609,546

Materials 0.66%
Chr Hansen Holding A/S	2,362	159,190

Semi-Annual Report | April 30, 2017	7

Clough Global Long/Short Fund	Statement of Investments

April 30, 2017 (Unaudited)

	Shares	Value
Real Estate 2.92%
Blackstone Mortgage Trust, Inc. - Class A	5,900	$182,192
Iguatemi Empresa de Shopping Centers S.A.	16,000	166,904
MTGE Investment Corp.	6,800	122,400
Starwood Property Trust, Inc.	10,100	229,169
		700,665

Telecommunications Services 0.36%
Sarana Menara Nusantara PT(b)	298,000	86,746

TOTAL COMMON STOCKS (Cost $16,083,403)		18,368,004

PARTICIPATION NOTES 1.01%
Consumer Staples 1.01%
Kweichow Moutai Co., Ltd. - Class A
(Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 11/09/2017(c)	4,025	241,288

TOTAL PARTICIPATION NOTES (Cost $146,105)		241,288

SHORT-TERM INVESTMENTS 17.00%
Money Market Fund 17.00%
BlackRock Liquidity Funds, T-Fund
Portfolio - Institutional Class (0.630% 7-day yield)	4,072,013	4,072,013

TOTAL SHORT-TERM INVESTMENTS (Cost $4,072,013)		4,072,013

Total Investments - 94.70% (Cost $20,301,521)		22,681,305

Other Assets in Excess of Liabilities - 5.30%(d)		1,268,791

NET ASSETS - 100.00%		$23,950,096

SCHEDULE OF SECURITIES SOLD SHORT(b)	Shares	Value
COMMON STOCKS (15.60%)
Consumer Discretionary (1.02%)
Williams-Sonoma, Inc.	(4,500)	(243,225)

Financials (4.44%)
Ally Financial, Inc.	(14,590)	(288,882)
American Express Co.	(3,553)	(281,575)
SCHEDULE OF SECURITIES SOLD SHORT(b) (continued)	Shares	Value
Financials (continued)
Deutsche Bank AG	(14,000)	$(252,980)
Santander Consumer USA Holdings, Inc.	(18,885)	(240,595)
		(1,064,032)

Health Care (3.22%)
AmerisourceBergen Corp.	(2,147)	(176,161)
McKesson Corp.	(1,241)	(171,618)
Owens & Minor, Inc.	(8,700)	(301,455)
Select Medical Holdings Corp.	(8,900)	(122,375)
		(771,609)

Industrials (3.12%)
Carillion PLC	(45,077)	(129,904)
Caterpillar, Inc.	(1,965)	(200,941)
Deutsche Lufthansa AG	(9,004)	(155,360)
Jacobs Engineering Group, Inc.	(2,294)	(125,986)
United Rentals, Inc.	(1,235)	(135,430)
		(747,621)

Information Technology (3.80%)
Amkor Technology, Inc.	(10,000)	(117,800)
AU Optronics Corp. - Sponsored ADR	(71,834)	(290,209)
International Business Machines Corp.	(1,465)	(234,825)
Japan Display, Inc.	(118,400)	(267,655)
		(910,489)

TOTAL COMMON STOCKS (Proceeds $3,640,821)		(3,736,976)

TOTAL SECURITIES SOLD SHORT (Proceeds $3,640,821)		$(3,736,976)

(a)
Pledged security; a portion or all of the security is pledged as collateral for total return swap contracts and securities sold short. As of April 30, 2017, the aggregate market value of those securities was $1,221,996, representing 5.10% of net assets. (See Note 1)

(b)	Non-income producing security.
(c)
Security exempt from registration of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of April 30, 2017, the aggregate value of those securities was $241,288 or 1.01% of net assets.

(d)	Includes cash which is being held as collateral for total return swap contracts or securities sold short.

8	www.cloughglobal.com

Clough Global Long/Short Fund	Statement of Investments

April 30, 2017 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entity/Obligation	Notional Amount	Floating Rate Paid by the Fund	Floating Rate Index	Termination Date	Net Unrealized Appreciation
Morgan Stanley	Edelweiss Financial Services, Ltd.	$114,559	225 bps + 1D FEDEF	1 D FEDEF	07/12/2018	$49,453
Morgan Stanley	Hero MotoCorp, Ltd.	267,360	225 bps + 1D FEDEF	1 D FEDEF	07/12/2018	37,005
Morgan Stanley	Housing Development Finance Corp.	405,943	225 bps + 1D FEDEF	1 D FEDEF	07/12/2018	112,048
Morgan Stanley	Indiabulls Housing Finance, Ltd.	176,663	225 bps + 1D FEDEF	1 D FEDEF	07/12/2018	47,816
Morgan Stanley	ITC, Ltd.	269,025	225 bps + 1D FEDEF	1 D FEDEF	07/12/2018	56,157
Morgan Stanley	Larsen & Toubro, Ltd.	264,934	225 bps + 1D FEDEF	1 D FEDEF	07/12/2018	95,280
Morgan Stanley	Mahindra & Mahindra, Ltd.	358,028	225 bps + 1D FEDEF	1 D FEDEF	07/12/2018	60,159
		$1,856,512				$457,918

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by the Fund's management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2017	9

Clough Global Long/Short Fund	Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

ASSETS:

Investments, at value (Cost - see below)	$22,681,305
Cash	152,172
Deposit with broker for securities sold short and total return swap contracts	4,562,598
Unrealized appreciation on total return swap contracts	457,918
Dividends receivable	17,888
Receivable for investments sold	414,137
Prepaid expenses and other assets	32,522
Due from Adviser	5,306
Total Assets	28,323,846

LIABILITIES:

Foreign currency due to custodian (Cost $194)	197
Securities sold short (Proceeds $3,640,821)	3,736,976
Payable for investments purchased	538,862
Payable for total return swap contracts payments	16,702
Dividends payable - short sales	5,188
Interest payable - margin account	766
Accrued distribution and service fees	123
Accrued legal expense	35,882
Accrued administration fee	6,596
Accrued trustees fee	1,780
Other payables and accrued expenses	30,678
Total Liabilities	4,373,750
Net Assets	$23,950,096
Cost of Investments	$20,301,521

COMPOSITION OF NET ASSETS:

Paid-in capital	$24,072,686
Accumulated net investment loss	(482,423)
Accumulated net realized loss	(2,381,613)
Net unrealized appreciation	2,741,446
Net Assets	$23,950,096
PRICING OF CLASS A SHARES:
Net Assets	$96,723
Shares outstanding of no par value, unlimited shares authorized	9,638
Net Asset Value, offering and redemption price per share	$10.04
Maximum offering price per share (NAV/0.945), based on maximum sales charge of 5.50% of the offering price	$10.62
PRICING OF CLASS C SHARES:
Net Assets	$68,844
Shares outstanding of no par value, unlimited shares authorized	6,905
Net Asset Value, offering and redemption price per share	$9.97
PRICING OF CLASS I SHARES:
Net Assets	$23,784,529
Shares outstanding of no par value, unlimited shares authorized	2,358,365
Net Asset Value, offering and redemption price per share	$10.09

See Notes to the Financial Statements.

10	www.cloughglobal.com

Clough Global Long/Short Fund	Statement of Operations

For the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $2,350)	$228,879
Total Income	228,879

EXPENSES:

Investment advisory fees	282,117
Distribution and shareholder service fees:
Class A	142
Class C	351
Administration fees	35,356
Interest expense - margin account	2,014
Trustees fees	43,392
Dividend expense - short sales	58,051
Custodian fees	28,662
Audit & Tax Services fees	21,319
Legal fees	69,655
Printing fees	4,049
Insurance fees	12,344
Transfer agent fees	7,444
Delegated transfer agent fees:
Class A	3
Class I	234
Other expenses	29,304
Total Expenses Before Waivers and/or Reimbursements	594,437
Less fees waived and/or reimbursed by Adviser:
Class A	(421)
Class C	(355)
Class I	(199,758)
Net Expenses	393,903
Net Investment Loss	(165,024)

NET REALIZED GAIN/(LOSS) ON:
Investment securities	4,233,106
Futures contracts	108,870
Securities sold short	(1,434,070)
Total return swap contracts	(39,518)
Foreign currency transactions	(24,713)
Net realized gain	2,843,675
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investment securities	267,307
Futures contracts	(15,429)
Securities sold short	(549,653)
Total return swap contracts	473,004
Translation of assets and liabilities denominated in foreign currencies	1,888
Net change in unrealized appreciation	177,117
Net realized and unrealized gain	3,020,792
Net Increase in Net Assets from Operations	$2,855,768

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2017	11

Clough Global Long/Short Fund	Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
OPERATIONS:

Net investment loss	$(165,024)	$(556,123)
Net realized gain/(loss)	2,843,675	(5,002,666)
Net change in unrealized appreciation/depreciation	177,117	1,851,636
Net Increase/(Decrease) in Net Assets From Operations	2,855,768	(3,707,153)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Class A
Net realized gains	–	(100)
Net Decrease in Net Assets from Distributions	–	(100)

Class C
Net realized gains	–	(96)
Net Decrease in Net Assets from Distributions	–	(96)

Class I
Net realized gains	–	(152,783)
Net Decrease in Net Assets from Distributions	–	(152,783)

CAPITAL SHARE TRANSACTIONS:
Class A
Proceeds from shares sold	16,354	52,168
Net asset value of shares issued in reinvestment of distributions to shareholders	–	100
Payments for shares redeemed, net of redemption fees	(941)	(48)
Net Increase in Net Assets From Class A Capital Share Transactions	15,413	52,220

Class C
Proceeds from shares sold	–	49,300
Net asset value of shares issued in reinvestment of distributions to shareholders	–	96
Payments for shares redeemed	(8,916)	–
Net Increase/(Decrease) in Net Assets From Class C Capital Share Transactions	(8,916)	49,396

Class I
Proceeds from shares sold	1,704,414	18,945,076
Net asset value of shares issued in reinvestment of distributions to shareholders	–	152,783
Payments for shares redeemed	(24,768,055)	(7,000,003)
Net Increase/(Decrease) in Net Assets From Class I Capital Share Transactions	(23,063,641)	12,097,856

Total Increase (Decrease) in Net Assets	$(20,201,376)	$8,339,340

NET ASSETS:
Beginning of period	44,151,472	35,812,132
End of period*	$23,950,096	$44,151,472
*Includes accumulated net investment loss of:	$(482,423)	$(317,399)

See Notes to the Financial Statements.

12	www.cloughglobal.com

Clough Global Long/Short Fund – Class A	Financial Highlights

For a share outstanding throughout the periods indicated

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Period September 30, 2015 (commencement) to October 31, 2015
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$9.37		$10.30	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.06)		(0.15)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.73		(0.74)	0.32
Total from Investment Operations	0.67		(0.89)	0.30

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net realized gains	–		(0.04)	–
Total Distributions to Common Shareholders	–		(0.04)	–
Net asset value - end of period	$10.04		$9.37	$10.30

Total Investment Return - Net Asset Value(b)	7.15%		(8.68)%	3.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (in 000s)	$97		$76	$27

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(c)	3.28	%(d)	4.23%	6.44	%(d)
Operating expenses including fee waivers/reimbursements(c)	2.24	%(d)	2.85%	2.67	%(d)
Net investment loss including fee waivers/reimbursements(c)	(1.19	)%(d)	(1.57)%	(2.00	)%(d)
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(c)	2.99	%(d)	3.33%	5.72	%(d)
Operating expenses including fee waivers/reimbursements(c)	1.95	%(d)	1.95%	1.95	%(d)
Net investment loss including fee waivers/reimbursements(c)	(0.90	)%(d)	(0.67)%	(1.28	)%(d)

PORTFOLIO TURNOVER RATE(e)	138%		261%	22%

(a)	Per share amounts are based upon average shares outstanding.
(b)
Total investment return is for the period indicated and has not been annualized.  The total investment return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Total investment return does not reflect the effect of sales charge.

(c)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the Fund level.

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2017	13

Clough Global Long/Short Fund – Class C	Financial Highlights

For a share outstanding throughout the periods indicated

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Period September 30, 2015 (commencement) to October 31, 2015
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$9.34		$10.30	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.09)		(0.21)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.72		(0.71)	0.32
Total from Investment Operations	0.63		(0.92)	0.30

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net realized gains	–		(0.04)	–
Total Distributions to Common Shareholders	–		(0.04)	–
Net asset value - end of period	$9.97		$9.34	$10.30

Total Investment Return - Net Asset Value(b)	6.75%		(8.97)%	3.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (in 000s)	$69		$73	$26

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(c)	3.90	%(d)	4.78%	7.09	%(d)
Operating expenses including fee waivers/reimbursements(c)	2.89	%(d)	3.50%	3.32	%(d)
Net investment loss including fee waivers/reimbursements(c)	(1.84	)%(d)	(2.19)%	(2.66	)%(d)
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(c)	3.61	%(d)	3.88%	6.37	%(d)
Operating expenses including fee waivers/reimbursements(c)	2.60	%(d)	2.60%	2.60	%(d)
Net investment loss including fee waivers/reimbursements(c)	(1.55	)%(d)	(1.29)%	(1.94	)%(d)

PORTFOLIO TURNOVER RATE(e)	138%		261%	22%

(a)	Per share amounts are based upon average shares outstanding.
(b)
Total investment return is for the period indicated and has not been annualized.  The total investment return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Total investment return does not reflect the effect of sales charge.

(c)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the Fund level.

See Notes to the Financial Statements.

14	www.cloughglobal.com

Clough Global Long/Short Fund – Class I	Financial Highlights

For a share outstanding throughout the periods indicated

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Period September 30, 2015 (commencement) to October 31, 2015
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$9.40		$10.30	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(a)	(0.04)		(0.12)	(0.01)
Net realized and unrealized gain/(loss) on investments	0.73		(0.74)	0.31
Total from Investment Operations	0.69		(0.86)	0.30

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net realized gains	–		(0.04)	–
Total Distributions to Common Shareholders	–		(0.04)	–
Net asset value - end of period	$10.09		$9.40	$10.30

Total Investment Return - Net Asset Value(b)	7.34%		(8.39)%	3.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (in 000s)	$23,785		$44,003	$35,760

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(c)	2.85	%(d)	3.76%	5.62	%(d)
Operating expenses including fee waivers/reimbursements(c)	1.89	%(d)	2.50%	2.32	%(d)
Net investment loss including fee waivers/reimbursements(c)	(0.79	)%(d)	(1.30)%	(1.66	)%(d)
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements(c)	2.56	%(d)	2.86%	4.90	%(d)
Operating expenses including fee waivers/reimbursements(c)	1.60	%(d)	1.60%	1.60	%(d)
Net investment loss including fee waivers/reimbursements(c)	(0.50	)%(d)	(0.40)%	(0.94	)%(d)

PORTFOLIO TURNOVER RATE(e)	138%		261%	22%

(a)	Per share amounts are based upon average shares outstanding.
(b)
Total investment return is for the period indicated and has not been annualized.  The total investment return would have been lower had certain expenses not been waived / reimbursed during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized and is calculated at the Fund level.

See Notes to the Financial Statements.

Semi-Annual Report | April 30, 2017	15

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2017 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Funds Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust was organized under the laws of the state of Delaware on March 17, 2015. The Trust currently offers shares of beneficial interest (“shares”) of the Clough Global Long/Short Fund (the “Fund”). The Fund’s commencement date is September 30, 2015. The Fund is a diversified investment company with an investment objective to seek to provide long-term capital appreciation. The Fund currently offers three Classes of shares: Classes A, C and I.  Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structure. As of April 30, 2017, over 50% of the Fund is owned by affiliated parties. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standard Codification (“ASC”) 946 – Investment Companies.

The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE” or the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.

Investment Valuation: Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded.  In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Fund prices its portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board, debt securities (including short-term obligations that will mature in 60 days or less) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Total return swaps are priced based on valuations provided by a Board approved independent third party pricing agent. If a total return swap price cannot be obtained from an independent third party pricing agent the Fund shall seek to obtain a bid price from at least one independent and/or executing broker.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security.

In accordance with ASC 820, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

16	www.cloughglobal.com

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2017 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of April 30, 2017, in valuing the Fund’s investments carried at value.  The Fund recognizes transfers between the levels as of the end of the period in which the transfer occurred.  There were no transfers between Levels during the six months ended April 30, 2017.

Clough Global Long/Short Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,368,004	$–	$–	$18,368,004
Participation Notes	–	241,288	–	241,288
Short-Term Investments
Money Market Fund	4,072,013	–	–	4,072,013
TOTAL	$22,440,017	$241,288	$–	$22,681,305

Other Financial Instruments
Assets
Total Return Swap Contracts**	$–	$457,918	$–	$457,918
Liabilities
Securities Sold Short
Common Stocks	(3,736,976)	–	–	(3,736,976)
TOTAL	$(3,736,976)	$457,918	$–	$(3,279,058)

*	For detailed sector descriptions, see the accompanying Statement of Investments.
**	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or Clough Capital Partners L.P. (the “Adviser” or “Clough Capital”) believes the price provided is not reliable, securities of the Fund will be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On a monthly basis, the Fair Value Committee of the Fund meets and discusses securities that have been fair valued during the preceding month in accordance with the Fund’s Fair Value Procedures and reports quarterly to the Board on the results of those meetings.

For the six months ended April 30, 2017, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.  Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Income Taxes: The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund plans to file U.S. Federal and various state and local tax returns as required.  The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.  Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Semi-Annual Report | April 30, 2017	17

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2017 (Unaudited)

Distributions to Shareholders: The Fund normally pays dividends on an annual basis. Any net capital gains earned by the Fund are distributed annually. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income and dividend expense-short sales are recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes. All of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is reported with investment securities realized and unrealized gains and losses in the Fund’s Statement of Operations.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency spot contracts are reported in the Fund’s Statements of Assets and Liabilities as a receivable or a payable and in the Fund’s Statement of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. These spot contracts are used by the broker to settle investments denominated in foreign currencies.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction, excluding investment securities. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Exchange Traded Funds: The Fund may invest in exchange traded funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current value of the security sold short. The cash amount is reported on the Statement of Assets and Liabilities as Deposit with broker for securities sold short which is held with one counterparty. The Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales. The interest incurred by the Fund is reported on the Statement of Operations as Interest expense – margin account. Interest amounts payable are reported on the Statement of Assets and Liabilities as Interest payable – margin account.

18	www.cloughglobal.com

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2017 (Unaudited)

The Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. The Fund expects normally to close its short sales against-the-box by delivering newly acquired stock. Since the Fund intends to hold securities sold short for the short term, these securities are excluded from the purchases and sales of investment securities in Note 4 and the Fund’s Portfolio Turnover in the Financial Highlights.

Derivative Instruments and Hedging Activities: The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivative contracts, including, but not limited to, forward foreign currency contracts, futures, options and swaps.  The Fund may use derivatives, among other reasons, as part of the Fund’s investment strategy, to attempt to employ its currency strategies, to seek to hedge against foreign exchange risk, and to gain access to foreign markets.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to its investment objective, but the additional risks from investing in derivatives. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Market Risk Factors: In addition, in pursuit of its investment objectives, the Fund may seek to use derivatives, which may increase or decrease exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Futures Contracts: The Fund may enter into futures contracts.  A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract) for a set price at a future date. If the Fund buys a security futures contract, the Fund enters into a contract to purchase the underlying security and is said to be "long" under the contract. If the Fund sells a security futures contact, the Fund enters into a contract to sell the underlying security and is said to be "short" under the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund.  Such payables or receivables are recorded for financial statement purposes as variation margin payable or variation margin receivable by the Fund. The Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to futures contracts. The cash amount is reported on the Statement of Assets and Liabilities as Deposit with broker for futures contracts.

Semi-Annual Report | April 30, 2017	19

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2017 (Unaudited)

The Fund enters into such transactions for hedging and other appropriate risk-management purposes or to increase return. While the Fund may enter into futures contracts for hedging purposes, the use of futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Fund’s portfolio holdings and futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.

Futures contract transactions may result in losses substantially in excess of the variation margin. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, the Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

Swaps: During the period, the Fund engaged in total return swaps. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Fund may utilize swap agreements as a means to gain exposure to certain assets and/or to “hedge” or protect the Fund from adverse movements in securities prices or interest rates. The Fund is subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. The Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to swap contracts. The cash amount is reported on the Statement of Assets and Liabilities as Deposit with broker for total return swap contracts which is held with one counterparty.

During the six months ended April 30, 2017, the Fund invested in swap agreements consistent with the Fund’s investment strategies to seek to hedge against foreign exchange risk or to gain exposure to certain markets or indices.

The effect of derivatives instruments on the Fund’s Statement of Assets and Liabilities as of April 30, 2017:

	Asset Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value
Equity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$457,918
		$457,918

20	www.cloughglobal.com

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2017 (Unaudited)

The effect of derivatives instruments on the Fund’s Statement of Operations for the six months ended April 30, 2017:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Foreign Currency Contracts (Futures Contracts)	Net realized gain/(loss) on futures contracts/Net change in unrealized appreciation/(depreciation) on futures contracts	$108,870	$(15,429)
Equity Contracts (Total Return Swap Contracts)	Net realized gain/(loss) on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	(39,518)	473,004
Total		$69,352	$457,575

The average futures contracts notional amount during the six months ended April 30, 2017 is $(783,212).

The average total return swap contracts notional amount during the six months ended April 30, 2017 is $2,082,795.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2017.

Offsetting of Derivatives Assets

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged	Net Amount
Total Return Swap Contracts	$457,918	$–	$457,918	$(457,918)	$–	$–
Total	$457,918	$–	$457,918	$(457,918)	$–	$–

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged which is disclosed in the Statement of Investments.

Semi-Annual Report | April 30, 2017	21

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2017 (Unaudited)

Counterparty Risk: The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. In addition, to the extent that the Fund uses over-the-counter derivatives, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund.

Other Risk Factors: Investing in the Fund may involve certain risks including, but not limited to, the following:

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Funds’ ability to achieve their investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

2. TAXES

Classification of Distributions: Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The tax character of the distributions paid by the Fund during the year ended October 31, 2016, were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
October 31, 2016	$146,946	$6,033	$152,979

Tax Basis of Investments: Net unrealized appreciation/(depreciation) of investments based on federal tax costs as of April 30, 2017, was as follows:

Gross appreciation (excess of value over tax cost)	$2,045,306
Gross depreciation (excess of tax cost over value)	(242,282)
Net unrealized appreciation	$1,803,024
Cost of investments for income tax purposes	$20,878,281

The difference between book and tax basis unrealized appreciation is attributable primarily to wash sales and passive foreign investment companies.

22	www.cloughglobal.com

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2017 (Unaudited)

3. CAPITAL TRANSACTIONS

Common Shares: There is an unlimited number of shares of beneficial interest with no par value per share. Shares redeemed within 30 days of purchase may incur a 2.00% redemption fee deducted from the redemption amount.

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Class A:
Beginning of period	8,059	2,600
Shares sold	1,678	5,454
Distributions reinvested	–	10
Shares redeemed	(99)	(5)
Net increase in shares outstanding	1,579	5,459
Shares outstanding, end of period	9,638	8,059
Class C:
Beginning of period	7,843	2,500
Shares sold	–	5,333
Distributions reinvested	–	10
Shares redeemed	(938)	–
Net increase (decrease) in shares outstanding	(938)	5,343
Shares outstanding, end of period	6,905	7,843
Class I:
Beginning of period	4,681,053	3,472,903
Shares sold	172,795	1,899,988
Distributions reinvested	–	15,233
Shares redeemed	(2,495,483)	(707,071)
Net increase (decrease) in shares outstanding	(2,322,688)	1,208,150
Shares outstanding, end of period	2,358,365	4,681,053

4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, excluding securities sold short intended to be held for less than one year, short-term securities, and Long Term U.S. Government obligations, for the six months ended April 30, 2017, are listed in the table below.

Cost of Investments Purchased	Proceeds From Investments Sold
$44,009,925	$62,157,276

Semi-Annual Report | April 30, 2017	23

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2017 (Unaudited)

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: Clough Capital will serve as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund. As compensation for its services to the Fund, the Adviser receives an annual investment advisory fee of 1.35% based on the Fund’s average daily net assets, paid monthly.  The Adviser has agreed contractually to limit the operating expenses of each class of the Fund (excluding Rule 12b-1 Distribution and Service Fees, Shareholder Services Fees, acquired fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, and litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.60% through February 28, 2018.  The Adviser is permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed pursuant to the waiver agreement described above to the extent that such recovery does not cause total annual operating expenses to exceed the expense limitation in effect (i) at the time the fees and/or expenses to be recovered were waived and/or reimbursed and (ii) at the time of such recovery. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the end of the fiscal year in which the fees were waived or expenses were reimbursed. The Adviser may not terminate this waiver arrangement without the approval of the Fund’s Board.

As of October 31, 2016, the balances of future recoupable expenses were as follows:

	Expires in 2018	Expires in 2019	Total
Class A	$(85)	$(470)	$(555)
Class C	$(82)	$(734)	$(816)
Class I	$(83,042)	$(537,227)	$(620,269)

Administration Agreement: The Fund currently employs ALPS Fund Services, Inc. (“ALPS”) under an administration agreement to provide certain administrative services to the Fund. As compensation for its services to the Fund, ALPS receives an annual administration fee based on the Fund’s average daily net assets, paid monthly.

Transfer Agency and Service Agreement:  ALPS, pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Fund.

Distribution and Shareholder Services Plan: The Fund has adopted a separate plan of distribution for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”). ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the Fund’s distributor.

The Plans allow the Fund, as applicable, to use Class A and Class C assets to pay fees in connection with the distribution and marketing of Class A and Class C shares and/or the provision of ongoing servicing for the benefit of shareholders. Each Plan permits payment for services in connection with the administration of plans or programs that use Class A and/or Class C shares of the Fund as their funding medium and for related expenses.

The Plans permit the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class A shares, and 1.00% of the Fund’s average daily net assets attributable to its Class C shares. Because these fees are paid out of the Fund’s Class A and Class C shares, respectively, on an ongoing basis, over time they will increase the cost of an investment in Class A and Class C shares. For example, the Class C Plan fees may cost an investor more than the Class A Plan sales charges over time.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or the provision of on-going servicing for the benefit of shareholders performed by such financial intermediaries for their customers who are investors in the Fund. Financial intermediaries may from time to time be required to meet certain additional criteria in order to continue to receive 12b-1 fees. For Class C shares, the Distributor is entitled to retain all fees paid under the Plan for the first 12 months on any investment in Class C Shares to recoup the expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for Class C Plan compensation beginning in the 13th month following the purchase of Class C Shares, although the Distributor may, pursuant to a written agreement between the Distributor and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. The Distributor may retain some or all compensation payable pursuant to the Plans under certain circumstances, such as when a financial intermediary is removed as the broker of record or a financial intermediary fails to meet certain qualification standards to be eligible to continue to be the broker of record.

Shareholder Services Plan for Class A Shares: The Fund has adopted a non-12b-1 shareholder services plan (the “Services Plan”) with respect to the Fund’s Class A shares. Under the Services Plan, the Fund is authorized to pay financial intermediaries an aggregate fee in an amount not to exceed on an annual basis 0.10% of the average daily net asset value of the Class A shares of the Fund attributable to or held in the name of the financial intermediary for its clients as compensation for maintaining customer accounts that hold Fund shares. These activities may include, but are not limited to, establishing and maintaining Fund shareholder accounts on a transaction processing and record keeping system, providing Fund shareholders with the ability to access current Fund information, including without limitation, share balances, dividend information and transaction history, and permitting the Fund’s transfer agent to receive order instructions from or on behalf of Fund shareholders for the purchase or redemption of Shares. None of these activities include distribution services. Any amount of the Services Plan fees not paid during the Fund’s fiscal year for such servicing shall be reimbursed to the Fund.

24	www.cloughglobal.com

Clough Global Long/Short Fund	Notes to Financial Statements

April 30, 2017 (Unaudited)

6. INDEMNIFICATION

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

7. OTHER

The Independent Trustees of the Fund receive a quarterly retainer of $4,000, plus $2,250 for each regular Board meeting attended, $1,000 for each special telephonic Board or Committee meeting attended and $2,250 for each special in-person Board meeting attended. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) 2016-19, “Technical Corrections and Improvements.” It includes an update to Accounting Standards Codification Topic 820 (“Topic 820”), Fair Value Measurement.  The update to Topic 820 clarifies the difference between a valuation approach and a valuation technique.  It also requires disclosure when there has been a change in either or both a valuation approach and/or a valuation technique.  The changes related to Topic 820 are effective for annual reporting periods, including interim periods within those annual periods, beginning after December 15, 2016.  Management is currently evaluating the impact of the ASU to the financial statements.

9. SEC REGULATIONS

On October 13, 2016, the SEC amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

Semi-Annual Report | April 30, 2017	25

Clough Global Long/Short Fund	Additional Information

April 30, 2017 (Unaudited)

FUND PROXY VOTING POLICIES & PROCEDURES

The Fund’s policies and procedures used in determining how to vote proxies relating to portfolio securities are available on the Fund’s website at http://www.cloughglobal.com. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund for the period ended June 30, are available without charge, upon request, by contacting the Funds at 1-877-256-8445 and on the Commission’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N–Q within 60 days after the end of the period. Copies of the Fund’s Form N–Q are available without a charge, upon request, by contacting the Fund at 1–877–256–8445 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N–Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1–800–SEC–0330.

26	www.cloughglobal.com

Clough Global Long/Short Fund	Investment Advisory Agreement Approval

April 30, 2017 (Unaudited)

At an in-person meeting of the Board held on April 13, 2017, the Trustees of Clough Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), voted to approve the continuation of the current Management Agreement (the “Management Agreement”) with Clough Capital Partners L.P. (the “Adviser”) with respect to the Clough Global Long/Short Fund (the “Fund”). In voting such approval, the Board took into account various sources of information, considerations and conclusions, as summarized below.

Management Agreement Approval Process
Section 15(c) of the 1940 Act, requires that each mutual fund’s board of directors or trustees, including a majority of those directors or trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act, initially approve, and after an initial term not exceeding two years, annually review and consider the continuation of, the mutual fund’s investment advisory agreement. The Board reviewed information relating to the Fund and the Adviser that was prepared in response to specific inquiries made on behalf of the Independent Trustees to assist them in their consideration of the continuation of the Management Agreement. This information included, among other things, information about: the Adviser’s organization, operations and personnel; the services provided to the Fund by the Adviser; the Adviser’s portfolio management, trading and compliance practices; and the level of the advisory fee and the total expense ratio of the Fund relative to a peer group of comparable alternative long-short equity funds, as detailed in a comparative analysis prepared by an independent data provider. As part of its consideration process, the Board received presentations from representatives of the Adviser regarding the Fund and its investment strategy, and reviewed the Fund’s investment performance in comparison to the performance of other similarly managed funds. The Independent Trustees of the Board also met in executive session separately from Fund management and the interested Trustees to consider the information provided and to confer with independent legal counsel regarding their responsibilities under relevant laws and regulations.

Nature, Quality and Extent of Services
In evaluating the nature, quality and extent of services provided by the Adviser to the Fund, the Board reviewed information relating to the Adviser’s operations and personnel, including: its organizational and management structure; the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund; the portfolio management and trading practices to be employed in managing the Fund; the Adviser’s financial condition and its ability to devote the resources necessary to provide the services required under the Management Agreement; and the Adviser’s dedication to maintaining appropriate compliance programs with respect to the Fund. In particular, the Board noted that the Adviser is a well-regarded organization with an appropriate level of financial and human resources, including personnel with experience managing global long-short portfolios. The Board also compared the Fund’s investment performance to benchmark indices and a peer group of comparable long-short equity funds selected by an independent data provider, noting that for the one-year period ended February 28, 2017, the average annual net total return performance of the peer group was 9.14% and the Fund’s performance was 8.87%, which was in the 52nd percentile.

Based upon these and other relevant factors, the Board concluded that the Adviser possesses the capability to effectively perform the duties required of it under the Management Agreement and that the Adviser’s personnel are qualified to manage the Fund’s assets in accordance with its stated investment objectives and policies.

Fees and Expenses
In considering the fee payable to the Adviser under the Management Agreement, the Board reviewed comparative information presented in the report of an independent data provider relating to the actual and contractual fee level and total expense ratio of the Fund relative to a peer group of comparable long-short equity funds. In this regard, the Board considered that the advisory fee payable by funds in the expense group ranged from 1.250% to 1.990%, with a median of 1.450%, and that the Fund’s advisory fee was 1.350%. The Board also considered that the net total expense ratio for the expense group, excluding investment related expenses, ranged from 0.831% to 2.990%, with a median of 1.720%, and the Fund’s net total expense ratio, excluding investment related expenses, was 1.600%.

The Board also requested and reviewed information regarding the fees charged by the Adviser to the other registered funds and institutional separate accounts it manages. In addition, the Board noted that the Adviser had proposed to maintain a limit on total operating expenses, including waiving advisory fees, if necessary, for each share class of the Fund for a period of at least one year from the date of the Fund’s prospectus.

On the basis of the information provided, the Board concluded that the advisory fee was reasonable in light of the nature, quality and extent of services provided by the Adviser.

Profitability
In considering the fees payable under the Management Agreement, the Board reviewed information regarding the Adviser’s costs to provide investment management and related services to the Fund and the estimated profitability to the Adviser from all services provided to the Fund. In its evaluation, the Board considered the Adviser’s representation that the level of its estimated profitability was reasonable based on the nature and quality of the services provided and the Adviser’s costs in delivering such services. The Board also considered that the actual profitability of the Fund to the Adviser would depend on the growth of assets under management, after giving effect to the Adviser’s agreement to maintain a limit on total expenses for a period of at least one year from the date of the Fund’s prospectus. Based on these considerations, the Board concluded that the profits expected to be realized by the Adviser as a result of the continuation of the Management Agreement would not be excessive.

Semi-Annual Report | April 30, 2017	27

Clough Global Long/Short Fund	Investment Advisory Agreement Approval

April 30, 2017 (Unaudited)

Economies of Scale
In reviewing the Fund’s advisory fee, the Board considered the extent to which the Adviser, on the one hand, and the Fund, on the other hand, can expect to benefit from economies of scale in the event the assets of the Fund increase over time. In considering the potential to realize benefits from economies of scale, the Board reviewed the Fund’s advisory fee in comparison to comparable peer funds as well as the Fund’s current and expected expense ratio after giving effect to the Adviser’s agreement to limit total expenses for a period of one year from the date of the Fund’s prospectus. On the basis of the foregoing, and in light of the Fund’s current and expected asset levels, the Board concluded that the structure of the advisory fee is appropriate and that fee breakpoints are not required at this time. The Board noted, however, that it would review future growth in Fund assets and the appropriateness of breakpoints as part of future annual reviews of the Management Agreement.

Other Benefits
The Board considered other potential benefits to be derived by the Adviser from its relationship with the Fund, as well as any additional benefits which may be derived by the Fund as a result of its association with the Adviser.

Conclusion
Based on its review of the information provided, and such other factors and conclusions as the Board deemed relevant, the Board, including a majority of the Independent Trustees, concluded that the approval of the Management Agreement is in the best interests of the Fund and voted to approve its continuation. In reaching this determination, the Board did not assign relative weights to any factors or conclusions taken into account nor did it deem any one or group of such factors or conclusions to be determinative in isolation.

28	www.cloughglobal.com

Must be accompanied or preceded by a prospectus.

ALPS Portfolio Solutions Distributor, Inc. is the distributor for the Clough Global Long/Short Fund.

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The registrant’s Code of Ethics for Principal Executive and Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR is filed herewith as Exhibit 12(a)(1).

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	None.

(b)
The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH FUNDS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President/Principal Executive Officer

Date:	July 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

CLOUGH FUNDS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President/Principal Executive Officer

Date:	July 10, 2017

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer/Principal Financial Officer

Date:	July 10, 2017